Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS – 93.5%

Basic Materials – 7.4%
Domtar Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/01/28(1)	$691,162	$677,338
Domtar Corp., 10.21%, (1 Month USD LIBOR + 5.50%), 10/01/28(2)	931,093	912,472
INEOS US Finance LLC, 8.58%, (1 Month USD LIBOR + 3.60%), 02/10/30(2)	1,000,000	999,165
INEOS US Petrochem LLC, 8.83%, (1 Month USD LIBOR + 3.85%), 03/03/30(2)	750,000	750,000
Manchester Acquisition Sub LLC, 10.81%, (3 Month USD LIBOR + 5.90%), 11/16/26(2)	988,490	845,159
Mativ Holdings, Inc., 8.81%, (1 Month USD LIBOR + 3.75%), 04/20/28(2)	737,614	712,258
SK Neptune Husky Group Sarl, 9.90%, (3 Month USD LIBOR + 5.00%), 01/03/29(2)	858,615	692,799
Total Basic Materials		5,589,191
Communications – 15.3%
ABG Intermediate Holdings 2 LLC, 9.41%, (3 Month USD LIBOR + 4.25%), 12/21/28(2)	753,086	745,872
ABG Intermediate Holdings 2 LLC, 9.41%, (3-Month USD LIBOR + 4.25%), 12/21/28(2)	246,914	244,548
Banijay Group US Holding, Inc., 0.00%, (SOFR + 0.00%), 03/31/28(1)	1,000,000	996,875
Connect Finco SARL, 8.53%, (1 Month USD LIBOR + 3.50%), 12/11/26(2)	849,789	846,526
Digital Media Solutions LLC, 10.16%, (3 Month USD LIBOR + 5.00%), 05/25/26(2)	412,848	330,279
Intelsat Jackson Holdings SA, 9.08%, (3 Month USD LIBOR + 4.40%), 01/26/29(2)	1,416,911	1,401,190
LendingTree LLC, 8.78%, (1 Month USD LIBOR + 3.75%), 09/15/28(2)	744,375	638,302
Lumen Technologies, Inc., 0.00%, (1 Month USD LIBOR + 0.00%), 03/15/27(1)	750,000	512,580
MH Sub I LLC, 0.00%, (SOFR + 0.00%), 04/20/28(1)	500,000	481,458
MJH Healthcare Holdings LLC, 8.48%, (1 Month USD LIBOR + 3.50%), 12/17/28(2)	792,496	779,123
Patagonia Holdco LLC, 10.47%, (3 Month USD LIBOR + 5.75%), 08/01/29(2)	422,875	346,051
Radiate Holdco LLC, 8.27%, (1 Month USD LIBOR + 3.25%), 09/25/26(2)	799,299	663,922
Summer BC Holdco B SARL, 9.66%, (3 Month USD LIBOR + 4.50%), 12/04/26(2)	740,611	692,471
Uber Technologies, Inc., 7.66%, (3 Month USD LIBOR + 2.75%), 02/28/30(2)	696,933	695,588
Uber Technologies, Inc., 7.87%, (3 Month USD LIBOR + 2.75%), 02/28/30(2)	300,567	299,986
Virgin Media Bristol LLC, 8.31%, (3 Month USD LIBOR + 3.35%), 02/27/31(2)	900,000	886,725
Zacapa SARL, 8.90%, (3 Month USD LIBOR + 4.00%), 02/10/29(2)	1,090,489	1,067,774
Total Communications		11,629,270
Consumer, Cyclical – 17.4%
AAdvantage Loyalty IP Ltd., 10.00%, (3 Month USD LIBOR + 4.75%), 04/20/28(2)	1,800,000	1,814,742
Academy Ltd., 8.60%, (1 Month USD LIBOR + 3.75%), 11/05/27(2)	522,559	523,539
Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Cyclical (continued)
Allen Media LLC, 10.55%, (3 Month USD LIBOR + 5.65%), 02/10/27(2)	$698,972	$618,593
American Axle & Manufacturing, Inc., 8.43%, (1 Month USD LIBOR + 3.60%), 12/06/29(2)	246,248	245,940
American Axle & Manufacturing, Inc., 8.44%, (6 Month USD LIBOR + 3.60%), 12/06/29(2)	181,315	181,088
American Axle & Manufacturing, Inc., 8.50%, (3 Month USD LIBOR + 3.60%), 12/06/29(2)	181,315	181,088
Bombardier Recreational Products, Inc., 8.58%, (1 Month USD LIBOR + 3.50%), 12/08/29(2)	796,000	793,349
Dexko Global, Inc., 8.91%, (3 Month USD LIBOR + 3.75%), 10/04/28(2)	744,361	710,031
Installed Building Products, Inc., 7.35%, (1 Month USD LIBOR + 2.36%), 12/08/28(2)	460,883	460,307
Mileage Plus Holdings LLC, 10.21%, (3 Month USD LIBOR + 5.25%), 06/21/27(2)	1,520,000	1,584,068
Oravel Stays Singapore Pte Ltd., 13.27%, (3 Month USD LIBOR + 8.25%), 06/23/26(2)	498,731	433,066
Penn Entertainment, Inc., 7.83%, (1 Month USD LIBOR + 2.85%), 04/21/29(2)	1,135,156	1,131,751
Playa Resorts Holding BV, 9.14%, (1 Month USD LIBOR + 4.25%), 11/23/28(2)	1,496,250	1,496,041
Sally Holdings LLC, 7.48%, (1 Month USD LIBOR + 2.50%), 02/15/30(2)	700,000	700,437
Scientific Games International, Inc., 7.98%, (1 Month USD LIBOR + 3.10%), 04/07/29(2)	595,500	594,860
Topgolf Callaway Brands Corp., 0.00%, (SOFR + 0.00%), 03/09/30(1)	500,000	500,235
Topgolf Callaway Brands Corp., 8.58%, (1 Month USD LIBOR + 3.60%), 03/09/30(2)	700,000	700,329
United Airlines, Inc., 8.77%, (1 Month USD LIBOR + 3.75%), 04/21/28(2)	500,000	499,217
Total Consumer, Cyclical		13,168,681
Consumer, Non-cyclical – 15.1%
Adtalem Global Education, Inc., 9.02%, (1 Month USD LIBOR + 4.00%), 02/12/28(2)	429,245	430,454
AHP Health Partners, Inc., 8.52%, (1 Month USD LIBOR + 3.50%), 08/24/28(2)	985,000	984,384
Employbridge LLC, 9.91%, (3 Month USD LIBOR + 4.75%), 07/19/28(2)	3,750	3,173
Employbridge LLC, 9.93%, (3 Month USD LIBOR + 4.75%), 07/19/28(2)	488,750	413,505
Fugue Finance LLC, 9.37%, (3 Month USD LIBOR + 4.50%), 01/25/28(2)	750,000	751,091
ICON Luxembourg Sarl, 7.41%, (3 Month USD LIBOR + 2.51%), 07/03/28(2)	797,896	798,554
Indivior Finance Sarl, 10.41%, (3 Month USD LIBOR + 5.51%), 06/30/26(2)	491,250	485,109
Medline Borrower LP, 8.27%, (1 Month USD LIBOR + 3.25%), 09/30/28(2)	1,397,481	1,358,373
MPH Acquisition Holdings LLC, 9.20%, (3 Month USD LIBOR + 4.25%), 08/17/28(2)	738,750	636,559

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)
National Mentor Holdings, Inc., 8.73%, (1 Month USD LIBOR + 3.75%), 02/18/28(2)	$453,279	$349,025
National Mentor Holdings, Inc., 8.75%, (3 Month USD LIBOR + 3.85%), 02/18/28(2)	115,630	89,035
National Mentor Holdings, Inc., 8.75%, (1 Month USD LIBOR + 3.85%), 03/02/28(2)	2,174	1,674
Onex TSG Intermediate Corp., 10.06%, (3 Month USD LIBOR + 4.75%), 02/23/28(2)	746,834	671,452
Perrigo Investments LLC, 7.33%, (1 Month USD LIBOR + 2.35%), 04/05/29(2)	496,250	494,597
PRA Health Sciences, Inc., 7.41%, (3 Month USD LIBOR + 2.51%), 07/03/28(2)	198,796	198,960
Primary Products Finance LLC, 0.00%, (SOFR + 0.00%), 10/25/28(1)	315,000	311,998
Primary Products Finance LLC, 9.04%, (3-Month USD LIBOR + 4.15%), 10/25/28(2)	185,000	183,237
R1 RCM, Inc., 7.98%, (1 Month USD LIBOR + 3.00%), 05/12/29(2)	625,046	625,568
Sabre GLBL, Inc., 9.98%, (1 Month USD LIBOR + 5.00%), 06/30/28(2)	995,000	810,925
Signal Parent, Inc., 8.48%, (1 Month USD LIBOR + 3.50%), 04/03/28(2)	294,750	200,185
Team Health Holdings, Inc., 10.23%, (1 Month USD LIBOR + 5.25%), 03/02/27(2)	495,761	325,715
TTF Holdings LLC, 9.06%, (1 Month USD LIBOR + 4.00%), 03/31/28(2)	871,713	872,802
Whole Earth Brands, Inc., 9.55%, (1 Month USD LIBOR + 4.65%), 02/05/28(2)	588,737	478,349
Total Consumer, Non-cyclical		11,474,724
Diversified – 0.5%
Belfor Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/06/26(1)	400,000	400,000

Energy – 4.4%
Keane Group Holdings LLC, 8.56%, (1 Month USD LIBOR + 3.50%), 05/25/25(2)	1,684,142	1,654,669
Par Petroleum LLC, 9.24%, (1 Month USD LIBOR + 4.35%), 02/14/30(2)	750,000	738,593
WaterBridge Midstream Operating LLC, 11.01%, (3 Month USD LIBOR + 5.75%), 06/22/26(2)	990,256	985,305
Total Energy		3,378,567
Financials – 7.6%
Altisource Sarl, 4.99%, (3 Month USD LIBOR + 0.10%), 04/30/25(2)	460,347	371,155
Castlelake Aviation One DAC, 7.78%, (3 Month USD LIBOR + 2.75%), 10/22/27(2)	909,290	898,497
DRW Holdings LLC, 8.77%, (1 Month USD LIBOR + 3.75%), 02/23/28(2)	843,939	828,381
Guardian US Holdco LLC, 9.05%, (3 Month USD LIBOR + 4.00%), 01/24/30(2)	700,000	692,125
Hightower Holding LLC, 9.01%, (1 Month USD LIBOR + 4.00%), 04/16/28(2)	492,500	474,187
LSF11 Trinity Bidco, Inc., 0.00%, (SOFR + 0.00%), 04/27/30(1)	1,000,000	990,000
Security Description	Principal	Value
TERM LOANS (continued)

Financials (continued)
Mermaid Bidco, Inc., 0.00%, (SOFR + 0.00%), 12/22/27(1)	$500,000	$490,625
Superannuation & Investments US LLC, 8.77%, (1 Month USD LIBOR + 3.75%), 10/31/28(2)	987,500	986,058
Total Financials		5,731,028
Industrials – 14.1%
ASP LS Acquisition Corp., 9.66%, (3 Month USD LIBOR + 4.50%), 04/30/28(2)	299,241	259,030
ASP LS Acquisition Corp., 12.66%, (3 Month USD LIBOR + 7.50%), 04/30/29(2)	800,000	520,000
Cobham Ultra US Co-Borrower LLC, 8.56%, (6 Month USD LIBOR + 3.50%), 11/17/28(2)	897,750	878,112
Coherent Corp., 7.85%, (1 Month USD LIBOR + 2.86%), 12/08/28(2)	955,714	953,626
CPG International LLC, 7.48%, (1 Month USD LIBOR + 2.50%), 04/20/29(2)	796,000	793,811
Creation Technologies, Inc., 0.00%, (3 Month USD LIBOR + 0.00%), 09/14/28(1)	500,000	441,250
Foley Products Co. LLC, 9.80%, (3 Month USD LIBOR + 4.75%), 12/29/28(2)	573,101	569,519
Kloeckner Pentaplast of America, Inc., 10.13%, (3 Month USD LIBOR + 4.75%), 02/04/26(2)	893,932	825,769
Oscar Acquisitionco LLC, 9.50%, (3 Month USD LIBOR + 4.60%), 04/14/29(2)	1,243,750	1,204,541
Rand Parent LLC, 9.13%, (3 Month USD LIBOR + 4.25%), 02/08/30(2)	1,500,000	1,410,472
Smyrna Ready Mix Concrete LLC, 9.33%, (1 Month USD LIBOR + 4.35%), 03/24/29(2)	1,493,737	1,484,402
Trident TPI Holdings, Inc., 8.27%, (1 Month USD LIBOR + 3.25%), 10/17/24(2)	892,932	892,820
Trident TPI Holdings, Inc., 0.00%, (SOFR + 0.00%), 09/15/28(1)	500,000	488,283
Total Industrials		10,721,635
Technology – 9.8%
Amentum Government Services Holdings LLC, 8.76%, (3 Month USD LIBOR + 4.00%), 02/10/29(2)	233,378	224,626
Amentum Government Services Holdings LLC, 9.03%, (3 Month USD LIBOR + 4.00%), 02/10/29(2)	262,872	253,014
Central Parent, Inc., 9.15%, (3 Month USD LIBOR + 4.25%), 06/09/29(2)	997,500	997,764
Dun & Bradstreet Corp. (The), 8.25%, (1 Month USD LIBOR + 3.25%), 01/05/29(2)	841,500	839,022
Electronics For Imaging, Inc., 10.16%, (3 Month USD LIBOR + 5.00%), 07/02/26(2)	1,269	951
Electronics For Imaging, Inc., 10.21%, (3 Month USD LIBOR + 5.00%), 07/02/26(2)	362,214	271,360
Open Text Corp., 8.58%, (1 Month USD LIBOR + 3.60%), 08/24/29(2)	1,097,250	1,097,936
Orchid Finco LLC, 9.65%, (3 Month USD LIBOR + 4.75%), 07/27/27(2)	475,000	368,522

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Technology (continued)
Peraton Corp., 8.83%, (1 Month USD LIBOR + 3.85%), 02/01/28(2)	$1,324,470	$1,300,046
Peraton Corp., 12.65%, (3 Month USD LIBOR + 7.75%), 02/01/29(2)	500,000	480,780
Quartz Acquireco LLC, 0.00%, (SOFR + 0.00%), 04/14/30(1)	625,000	623,047
UST Global, Inc., 8.73%, (1 Month USD LIBOR + 3.75%), 11/02/28(2)	990,901	984,297
Total Technology		7,441,365
Utilities – 1.9%
Granite Generation LLC, 8.77%, (1 Month USD LIBOR + 3.75%), 11/09/26(2)	991,701	932,120
Talen Energy Supply LLC, 0.00%, (SOFR + 0.00%), 05/27/30(1)	500,000	485,000
Total Utilities		1,417,120
Total Term Loans
(Cost $72,623,223)		70,951,581
CORPORATE BONDS – 6.4%
Communications – 0.3%
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	194,104

Consumer, Cyclical – 1.1%
Foot Locker, Inc., 4.00%, 10/01/29(3)	1,000,000	847,025

Consumer, Non-cyclical – 1.5%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	250,000	132,886
Tenet Healthcare Corp., 6.13%, 10/01/28	1,000,000	971,409
Total Consumer, Non-cyclical		1,104,295
Financials – 0.8%
SBA Communications Corp., 3.13%, 02/01/29	750,000	642,563

Industrials – 0.7%
Graham Packaging Co., Inc., 7.13%, 08/15/28(3)	600,000	522,762

Technology – 2.0%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	750,000	653,275
NCR Corp., 5.13%, 04/15/29(3)	1,000,000	866,100
Total Technology		1,519,375
Total Corporate Bonds
(Cost $5,458,388)		4,830,124
Security Description	Shares	Value
WARRANT - 0.0%(4)
Financials - 0.0%(4)
Altisource Sarl, expiring 02/14/28
(Cost $–)	5,226	19,493
TOTAL INVESTMENTS - 99.9%
(Cost $78,081,611)		75,801,198
Other Assets in Excess of Liabilities - 0.1%		45,737
Net Assets - 100.0%		$75,846,935

(1)	The loan will settle after April 30, 2023. The interest rate, based on the LIBOR or SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $2,562,877, or 3.4% of net assets.
(4)	Amount rounds to less than 0.05%.

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$70,951,581	$—	$70,951,581
Corporate Bonds	—	4,830,124	—	4,830,124
Warrant	—	19,493	—	19,493
Total	$—	$75,801,198	$—	$75,801,198

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2023:

Balance as of July 31, 2022	$1,386,082
Realized gain (loss)	17
Change in unrealized appreciation (depreciation)	(148,210)
Purchases	—
Sales	(5,631)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	(1,232,258)
Balance as of April 30, 2023	—
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2023:	$—